Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property operating expenses:
Business Combination, Merger and Integration Related Expenses		$ 40,800
Preferred Stock Dividends, Income Statement Impact			$ 0
Parent Company [Member]
Operating revenues:
Total operating revenues	$ 1,528,987	1,125,348	1,042,779
Property operating expenses:
Operating Expenses	364,190	280,572	271,027
Real estate taxes and insurance	212,541	142,784	129,618
Depreciation and amortization	493,708	322,958	294,520
Total property operating expenses	1,070,439	746,314	695,165
Other Cost and Expense, Operating	43,588	34,093	30,990
General and administrative expenses	40,194	29,040	25,716
Business Combination, Merger and Integration Related Expenses	19,990	40,823	0
Income from continuing operations before non-operating items	354,776	275,078	290,908
Interest expense	(154,751)	(129,947)	(122,344)
Gain on sale of depreciable real estate assets excluded from discontinued operations	127,386	80,397	189,958
Gain on sale of non-depreciable real estate assets	21	2,171	172
Other Nonoperating Income (Expense)	14,353	(1,839)	(6,274)
Income before income tax expense	341,785	225,860	352,420
Income tax expense	(2,619)	(1,699)	(1,673)
Income from continuing operations before joint venture activity	339,166	224,161	350,747
Gain (loss) from real estate joint ventures	1,370	241	(2)
Consolidated net income	340,536	224,402	350,745
Net income attributable to noncontrolling interests	12,157	12,180	18,458
Net Income (Loss) Available to Shareholders	328,379	212,222	332,287
Preferred Stock Dividends, Income Statement Impact	3,688	307
Net income available for MAA common shareholders	$ 324,691	$ 211,915	$ 332,287
Earnings per share - diluted:
Common Stock, Dividends, Per Share, Declared	$ 3.5325	$ 3.3300	$ 3.1300
Limited Partner [Member]
Operating revenues:
Total operating revenues	$ 1,528,987	$ 1,125,348	$ 1,042,779
Property operating expenses:
Operating Expenses	364,190	280,572	271,027
Real estate taxes and insurance	212,541	142,784	129,618
Depreciation and amortization	493,708	322,958	294,520
Total property operating expenses	1,070,439	746,314	695,165
Other Cost and Expense, Operating	43,588	34,093	30,990
General and administrative expenses	40,194	29,040	25,716
Business Combination, Merger and Integration Related Expenses	19,990	40,823	0
Income from continuing operations before non-operating items	354,776	275,078	290,908
Interest expense	(154,751)	(129,947)	(122,344)
Gain on sale of depreciable real estate assets excluded from discontinued operations	127,386	80,397	189,958
Gain on sale of non-depreciable real estate assets	21	2,171	172
Other Nonoperating Income (Expense)	14,353	(1,839)	(6,274)
Income before income tax expense	341,785	225,860	352,420
Income tax expense	(2,619)	(1,699)	(1,673)
Income from continuing operations before joint venture activity	339,166	224,161	350,747
Gain (loss) from real estate joint ventures	1,370	241	(2)
Consolidated net income	340,536	224,402	350,745
Preferred Stock Dividends, Income Statement Impact	3,688	307	0
Net income available for Mid-America Apartments, L.P. common unitholders	$ 336,848	$ 224,095	$ 350,745
Earnings Per Share, Basic [Abstract]
Basic Earnings Per Unit	$ 2.86	$ 2.70	$ 4.41
Earnings per share - diluted:
Net income available to common shareholders (dollars per share)	2.86	2.70	4.41
Distribution Made to Limited Partner, Distributions Declared, Per Unit	$ 3.5325	$ 3.3300	$ 3.1300